Condensed Consolidated Balance Sheets $ in Thousands	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 21,620,307	$ 28,908,901	$ 50,573,211
Accounts receivable	1,000,000
Prepayments	248,300	183,599	71,946
Total current assets	22,868,607	29,092,500	50,645,157
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss	60,004	60,004
Financial assets at fair value through other comprehensive income	187,244	187,244
Property, plant and equipment	226,149	288,418	443,566
Right-of-use assets	267,111
Intangible assets	23,079,180	23,080,592	84,052
Refundable deposits	174,206	172,080	160,947
Total non-current assets	23,993,894	23,788,338	688,565
TOTAL ASSETS	46,862,501	52,880,838	51,333,722
CURRENT LIABILITIES
Trade payables	3,706,431	5,315,737	3,898,291
Other payables	2,094,057	2,682,661	2,080,544
Lease Liabilities - current	223,833
Total current liabilities	6,024,321	7,998,398	5,978,835
NON-CURRENT LIABILITIES
Long-term borrowings	14,139,819	13,974,794	9,679,451
Lease liabilities - non-current	42,238
Other non-current liabilities	365,230	289,613	162,000
Total non-current liabilities	14,547,287	14,264,407	9,841,451
Total liabilities	20,571,608	22,262,805	15,820,286
EQUITY
Ordinary shares	51,627,219	51,627,219	41,514,016
Capital surplus	111,476,574	111,459,672	84,282,681
Accumulated deficits	(136,812,900)	(132,468,858)	(90,283,261)
Total equity	26,290,893	30,618,033	35,513,436
TOTAL LIABILITIES AND EQUITY	$ 46,862,501	$ 52,880,838	$ 51,333,722